Note 6 Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Jun. 30, 2023		Dec. 31, 2022
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	€ 896,643		€ 815,533
Loans and advances to customers	369,761		357,351
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	212,447	[1]	214,066	[2]
Allowance account for credit losses of financial assets	(4,626)	[1]	(4,860)	[2]
Loans and advances to customers	207,821	[1]	209,206	[2]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	86,572		73,729
Allowance account for credit losses of financial assets	(2,879)		(2,496)
Loans and advances to customers	83,693		71,233
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	37,440	[3]	39,547	[4]
Allowance account for credit losses of financial assets	(1,767)	[3]	(2,105)	[4]
Loans and advances to customers	35,673	[3]	37,443	[4]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	43,446	[5]	40,199	[6]
Allowance account for credit losses of financial assets	(1,907)	[5]	(1,768)	[6]
Loans and advances to customers	41,539	[5]	38,431	[6]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,044		1,047
Allowance account for credit losses of financial assets	(9)		(8)
Loans and advances to customers	1,035		1,039
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	380,949	[7]	368,588	[8]
Allowance account for credit losses of financial assets	(11,188)	[7]	(11,237)	[8]
Loans and advances to customers	369,761	[7]	357,351	[8]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,796)		(2,164)
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(9,392)		(9,073)
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	187,043	[1]	186,977	[2]
Allowance account for credit losses of financial assets	(444)	[1]	(518)	[2]
Loans and advances to customers	186,599	[1]	186,459	[2]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	78,237		66,448
Allowance account for credit losses of financial assets	(1,138)		(955)
Loans and advances to customers	77,099		65,494
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	31,591	[3]	32,755	[4]
Allowance account for credit losses of financial assets	(165)	[3]	(224)	[4]
Loans and advances to customers	31,426	[3]	32,531	[4]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	37,240	[5]	34,312	[6]
Allowance account for credit losses of financial assets	(316)	[5]	(318)	[6]
Loans and advances to customers	36,924	[5]	33,994	[6]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,022		1,035
Allowance account for credit losses of financial assets	0		0
Loans and advances to customers	1,022		1,035
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	335,133	[7]	321,528	[8]
Allowance account for credit losses of financial assets	(2,063)	[7]	(2,014)	[8]
Loans and advances to customers	333,069	[7]	319,513	[8]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(14)		(21)
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(2,050)		(1,994)
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	17,650	[1]	19,621	[2]
Allowance account for credit losses of financial assets	(653)	[1]	(759)	[2]
Loans and advances to customers	16,997	[1]	18,862	[2]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,106		5,342
Allowance account for credit losses of financial assets	(586)		(475)
Loans and advances to customers	5,520		4,866
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,013	[3]	4,436	[4]
Allowance account for credit losses of financial assets	(401)	[3]	(358)	[4]
Loans and advances to customers	3,612	[3]	4,078	[4]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,249	[5]	4,166	[6]
Allowance account for credit losses of financial assets	(380)	[5]	(345)	[6]
Loans and advances to customers	3,869	[5]	3,821	[6]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	12		3
Allowance account for credit losses of financial assets	(1)		0
Loans and advances to customers	11		3
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	32,030	[7]	33,568	[8]
Allowance account for credit losses of financial assets	(2,020)	[7]	(1,938)	[8]
Loans and advances to customers	30,010	[7]	31,629	[8]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(545)		(604)
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,476)		(1,334)
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	7,754	[1]	7,468	[2]
Allowance account for credit losses of financial assets	(3,529)	[1]	(3,583)	[2]
Loans and advances to customers	4,225	[1]	3,885	[2]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,229		1,939
Allowance account for credit losses of financial assets	(1,155)		(1,066)
Loans and advances to customers	1,074		873
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,836	[3]	2,356	[4]
Allowance account for credit losses of financial assets	(1,201)	[3]	(1,523)	[4]
Loans and advances to customers	635	[3]	833	[4]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,958	[5]	1,721	[6]
Allowance account for credit losses of financial assets	(1,212)	[5]	(1,105)	[6]
Loans and advances to customers	746	[5]	615	[6]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	10		9
Allowance account for credit losses of financial assets	(8)		(7)
Loans and advances to customers	2		2
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	13,787	[7]	13,493	[8]
Allowance account for credit losses of financial assets	(7,105)	[7]	(7,284)	[8]
Loans and advances to customers	6,682	[7]	6,208	[8]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,238)		(1,539)
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	€ (5,867)		€ (5,745)

[1]	(1) Spain includes all the countries where BBVA, S.A. operates.
[2]	(1) Spain includes all the countries where BBVA, S.A. operates.
[3]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[4]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[5]	(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[6]	(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[7]	(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2023, the remaining balance was €162 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.
[8]	(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022, the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.